Investments in Associates and Joint Ventures - Reconciles Summary of Financial Information of UHI Carrying Amount (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Investments in Associates and Joint Ventures
Goodwill and other indefinite-lived intangible assets	$ 38,927,089	$ 40,389,842
TelevisaUnivision
Investments in Associates and Joint Ventures
Ownership interest in associate	43.00%	43.70%
Group's share of net assets	$ 19,944,707	$ 23,440,738	$ 955,705	$ 1,384,364
Goodwill and other indefinite-lived intangible assets	7,624,454	6,186,231
Group's investment in preferred shares	15,651,825	12,699,375
Carrying amount of the Group's interest in TelevisaUnivision	$ 43,220,986	$ 42,326,344